Proposed Merger (Details) - Ultra SpinCo $ in Millions	Oct. 11, 2017 USD ($)
KeyPoint
Business Acquisition [Line Items]
Business combination, consideration transferred, percentage of total number of shares outstanding	2.65%
Vencore
Business Acquisition [Line Items]
Business combination, consideration transferred, percentage of total number of shares outstanding	11.38%
Payments for acquisitions, net of cash acquired	$ 400.0